As filed with the Securities and Exchange Commission on May 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

Portfolio 21 Global Equity Fund

SCHEDULE OF INVESTMENTS at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 94.5%
Automobiles & Components: 2.3%
59,000	Deere & Co. (United States)	$5,072,820
130,000	Johnson Controls, Inc. (United States)	4,559,100
		9,631,920

Banks: 1.9%
450,000	New Resource Bank (United States) (a)(b)	1,755,000
75,000	The Toronto Dominion Bank (Canada) (a)	6,244,524
		7,999,524

Capital Goods: 6.8%
283,918	Ameresco, Inc. (United States) (a)	2,100,993
240,000	Atlas Copco AB - Class A (Sweden)	6,828,848
102,000	Eaton Corp. PLC (Ireland)	6,247,500
60,000	Schneider Electric SA (France)	4,387,694
213,300	SKF AB - Class B (Sweden)	5,212,006
80,000	Tennant Co. (United States)	3,884,800
		28,661,841
Commercial Services & Supplies: 2.5%
40,000	IHS, Inc. (United States) (a)	4,188,800
165,000	Waste Management, Inc. (United States)	6,469,650
		10,658,450

Communications Equipment: 1.8%
600,000	Ericsson (Sweden)	7,516,620

Computers & Peripherals: 2.4%
12,800	Apple, Inc. (United States)	5,665,664
52,000	SAP AG (Germany)	4,182,228
		9,847,892

Construction & Engineering: 1.3%
195,000	Quanta Services, Inc. (United States) (a)	5,573,100

Consumer Durables & Supplies: 3.3%
237,481	Koninklijke Philips Electronics NV (Netherlands)	7,026,369
116,000	Nike, Inc. (United States)	6,845,160
		13,871,529

Diversified Financial Services: 1.2%
32,000	Intercontinental-Exchange, Inc. (United States) (a)	5,218,240

Electrical Equipment: 1.1%
128,660	Generac Holdings, Inc. (United States)	4,546,844

Food & Staples Retailing: 0.9%
200,000	Jeronimo Martins, SGPS, SA (Portugal)	3,894,605

Food, Beverage & Tobacco: 2.9%
200,000	Cosan Ltd. - Class A (Brazil)	3,900,000
65,000	Danone (France)	4,525,885
90,000	Unilever PLC (Netherlands)	3,687,631
		12,113,516

Food Manufacturing: 0.9%
205,200	Darling International, Inc. (United States) (a)	3,685,392

Health Care Equipment & Services: 4.8%
140,000	Baxter International, Inc. (United States)	10,169,600
95,000	Covidien PLC (Ireland)	6,444,800
300,000	Smith & Nephew PLC (United Kingdom)	3,469,924
		20,084,324

Hotels, Restaurants & Leisure: 0.8%
90,000	Accor SA (France)	3,130,130

Household & Personal Products: 1.2%
200,000	Natura Cosmeticos SA (Brazil)	4,813,064

Insurance: 1.3%
138,300	Metlife, Inc. (United States)	5,258,166

Internet Software & Services: 1.7%
130,000	eBay, Inc. (United States) (a)	7,048,600

Life Sciences Tools & Services: 1.2%
80,000	Life Technologies Corp. (United States) (a)	5,170,400

Machinery: 0.8%
120,000	Xylem, Inc. (United States)	3,307,200

Materials: 7.4%
235,000	Novozymes A/S - Class B (Denmark)	7,979,741
110,000	Nucor Corp. (United States)	5,076,500
50,000	Praxair, Inc. (United States)	5,577,000
342,000	Svenska Cellulosa AB - Class B (Sweden)	8,829,733
78,464	Umicore (Belgium)	3,690,630
		31,153,604

Personal Products: 1.3%
35,000	L'oreal (France) (a)	5,552,884

Pharmaceuticals & Biotechnology: 13.0%
160,000	Novartis AG (Switzerland)	11,403,514
115,000	Novo-Nordisk A/S (Denmark)	18,535,945
80,000	Roche Holdings AG (Switzerland)	18,649,852
65,000	Waters Corp. (United States) (a)	6,104,150
		54,693,461

Real Estate: 1.6%
30,000	Jones Lang Lasalle, Inc. (United States)	2,982,300
17,000	Unibail-Rodamco SE- REIT (France) (a)	3,959,519
		6,941,819
Retailing: 2.5%
90,000	Hennes & Mauritz AB - Class B (Sweden)	3,223,270
85,000	The TJX Companies, Inc. (United States)	3,973,750
32,000	Tractor Supply Co. (United States)	3,332,160
		10,529,180
Semiconductors & Semiconductor Equipment: 4.0%
275,000	Applied Materials, Inc. (United States)	3,707,000
8,092	Samsung Electronic Co. Ltd. (South Korea)	11,029,642
125,000	Taiwan Semiconductor Manufacturing Company Ltd. SA - ADR (Taiwan)	2,148,750
		16,885,392
Software & Services: 7.6%
115,000	Adobe Systems, Inc. (United States) (a)	5,003,650
146,000	Autodesk, Inc. (United States) (a)	6,021,040
26,500	Google, Inc. (United States) (a)	21,041,795
		32,066,485

Technology Hardware & Equipment: 4.7%
300,000	Cisco Systems, Inc. (United States)	6,273,000
25,000	International Business Machines Corp. (United States)	5,332,500
90,000	Itron, Inc. (United States) (a)	4,176,000
115,000	NetApp, Inc. (United States) (a)	3,928,400
		19,709,900

Telecommunication Services: 2.4%
550,000	China Mobile Ltd. (Hong Kong)	5,833,516
150,000	Vodafone Group PLC - ADR (United Kingdom)	4,261,500
		10,095,016

Transportation: 4.6%
45,000	Canadian Pacific Railway Ltd. (Canada) (a)	5,871,241
90,000	East Japan Railway Co. (Japan)	7,408,509
30,000	FedEx Corp. (United States)	2,946,000
800,000	MTR Corp. (Hong Kong)	3,183,751
		19,409,501

Utilities: 4.3%
50,000	ITC Holdings Corp. (United States)	4,463,000
200,000	Ormat Technologies, Inc. (United States)	4,130,000
100,000	Red Electrica Corporacion SA (Spain)	5,036,147
200,000	SSE PLC (United Kingdom)	4,521,290
		18,150,437
TOTAL COMMON STOCKS
(Cost $274,213,821)		397,219,036

PREFERRED STOCK: 1.6%
Banks: 1.6%
385,000	Banco Bradesco SA (Brazil)	6,552,700
TOTAL PREFERRED STOCK
(Cost $6,002,537)		6,552,700

SHORT-TERM INVESTMENT: 3.8%
Money Market Fund: 3.8%
15,765,945	Fidelity Money Market Portfolio - Select Class, 0.054%^	15,765,945
TOTAL SHORT-TERM INVESTMENT
(Cost $15,765,945)		15,765,945
TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $295,982,303)		419,537,681
Other Assets in Excess of Liabilities: 0.1%		354,560
TOTAL NET ASSETS: 100.0%		$419,892,241

(a)	Non-income producing security.
(b)	A portion of this security is considered illiquid. As of March 31, 2013 the total market value of securities illiquid was $1,755,000 or 0.42% of net assets.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
^	Seven -day yield as of March 31, 2013.

	The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows:

	Cost of investments	$129,822,392
	Gross unrealized appreciation	129,218,339
	Gross unrealized depreciation	(5,662,961)
	Net unrealized appreciation	$124,159,431

	+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Portfolio 21's (the "Fund") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Percent
of Total
Country	Net Assets
Belgium	0.88%
Brazil	3.63%
Canada	2.89%
Denmark	6.32%
France	5.14%
Germany	1.00%
Hong Kong	2.15%
Ireland	3.02%
Japan	1.76%
Netherlands	2.55%
Portugal	0.93%
Republic of Korea	2.63%
Spain	1.20%
Sweden	7.53%
Switzerland	7.16%
Taiwan	0.51%
United Kingdom	2.93%
United States	47.69%
Other Assets in Excess of Liabilities:	0.08%
100.00%

Summary of Fair Value Disclosure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013. See Schedule of Investments for industry breakouts.

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$18,710,170	$6,353,400	$-	$25,063,570
Consumer Staples	8,498,456	17,661,005	-	26,159,461
Financials	23,662,749	1755000	-	25,417,749
Health Care	27,888,950	52,059,235	-	79,948,185
Industrials	50,208,948	33,841,711	-	84,050,659
Information Technology	70,346,399	22,933,955	-	93,280,354
Materials	10,653,500	20,500,104	-	31,153,604
Telecommunication Services	4,261,500	5,833,516	-	10,095,016
Utilities	12,493,000	9,557,437	-	22,050,437
Total Common Stocks	226,723,672	170,495,363	-	397,219,036
Preferred Stock	6,552,700	-	-	6,552,700
Short-Term Investment	15,765,945	-	-	15,765,945
Total Investments in Securities	$249,042,317	$170,495,363	$-	$419,537,681

	Transfers into Level 2		$1,755,000
	Transfers out of Level 2		-
	Net Transfers in and /or out of Level 2		$1,755,000

	Transfers into Level1		$-
	Transfers out of Level 1		$1,755,000
	Net Transfers in and /or out of Level 1		$1,755,000

	No transfers were made into or out of Level 3 during the period ended March 31, 2013.

	Transfers were made into Level 2 from Level 1 as the security did not trade and were valued at last traded price.
	Transfers are made at the end of each quarter

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date            5/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President

Date            5/29/13

By (Signature and Title)*           /s/ Eric Van Andel
Eric Van Andel, Treasurer

Date           5/29/13

* Print the name and title of each signing officer under his or her signature.